Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash payments [Abstract]
Interest Expense	$ 7,898,543	$ 7,111,361	$ 10,942,113
Income Taxes	113,000	173,883	0
Noncash financing and investing activities [Abstract]
Acquisitions of Real Estate Through Loan Foreclosures	3,852,848	10,251,006	9,729,174
Change In Unrealized Gain (Loss) on AFS Investment Securities	$ 6,409,171	$ (13,523,050)	$ (3,120,540)